S000074757 [Member] Average Annual Total Returns	12 Months Ended	35 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.08%	11.07%
MSCI USA Climate Paris Aligned Benchmark Extended Select Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.62%	10.47%
iShares Paris-Aligned Climate Optimized MSCI USA ETF
Prospectus [Line Items]
Average Annual Return, Percent	24.49%	10.39%
Performance Inception Date		Feb. 08, 2022
iShares Paris-Aligned Climate Optimized MSCI USA ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	24.15%	10.05%
iShares Paris-Aligned Climate Optimized MSCI USA ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.68%	7.99%